Asset impairment (Tables)	12 Months Ended
Dec. 31, 2018
Asset Impairment Charges [Abstract]
Schedule of asset impairment
Asset impairment consisted of the following for the years ended December 31, 2018, 2017 and 2016:

	Year Ended December 31,
	2018	2017	2016
Flight equipment held for operating leases (Note 5)	$39,318	$54,331	$78,335
Flight equipment held for sale	4,868	6,955	3,272
	$44,186	$61,286	$81,607